CAPITAL RISK MANAGEMENT - Available Liquidity (Details) - CAD ($)	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Mar. 31, 2022	Mar. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 463,000,000					$ 715,000,000
Borrowings	32,855,000,000					18,873,000,000
Short-term borrowings	2,985,000,000					2,200,000,000
Total	7,938,000,000					6,494,000,000
Net available	4,865,000,000					4,213,000,000
Revolving and Letters of Credit
Disclosure of classes of share capital [line items]
Borrowings	83,000,000					80,000,000
Revolving Credit Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	4,000,000,000					4,000,000,000	$ 3,200,000,000
Borrowings	8,000,000					8,000,000
Net available	3,777,000,000					3,098,000,000
Letters of Credit
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	75,000,000					72,000,000
Borrowings	75,000,000					72,000,000
Net available	0					0
Non-Revolving Credit Facility Borrowings and Accounts Receivable Securitization
Disclosure of classes of share capital [line items]
Borrowings	2,775,000,000
Non-revolving credit facility borrowings
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	1,000,000,000					507,000,000
Borrowings	375,000,000					507,000,000
Net available	625,000,000					0
Short-term borrowings	371,000,000					507,000,000	0
Receivables securitization program
Disclosure of classes of share capital [line items]
Net available	0					400,000,000
Trade receivables, maximum commitment	2,400,000,000	$ 2,400,000,000	$ 2,000,000,000	$ 1,800,000,000	$ 1,200,000,000	1,200,000,000
Short-term borrowings	2,400,000,000					800,000,000	$ 650,000,000
US CP Program
Disclosure of classes of share capital [line items]
Borrowings	$ 215,000,000					894,000,000
Accounts Receivable Securitization Program And Non-Revolving Credit Facility
Disclosure of classes of share capital [line items]
Short-term borrowings						$ 1,307,000,000